Deposits, prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of deposits, prepaid expenses and other assets

	As of December 31, 2023	As of June 30, 2024	As of June 30, 2024
	S$	S$	US$

Advances to suppliers	304,821	664,911	490,637
Deposits	31,403	69,107	50,994
Prepaid expenses	111,753	85,675	63,219
Other receivables	148,174	195,265	144,086
	596,151	1,014,958	748,936